Average Annual Total Returns - VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF 1 Year	VictoryShares US Discovery Enhanced Volatility Wtd ETF 5 Years	VictoryShares US Discovery Enhanced Volatility Wtd ETF Life of Fund		VictoryShares US Discovery Enhanced Volatility Wtd ETF After Taxes on Distributions 1 Year	VictoryShares US Discovery Enhanced Volatility Wtd ETF After Taxes on Distributions 5 Years	VictoryShares US Discovery Enhanced Volatility Wtd ETF After Taxes on Distributions Life of Fund		VictoryShares US Discovery Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 1 Year	VictoryShares US Discovery Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares 5 Years	VictoryShares US Discovery Enhanced Volatility Wtd ETF After Taxes on Distributions and Sale of Fund Shares Life of Fund		Russell 2000® Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell 2000® Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell 2000® Index (reflects no deduction for fees, expenses or taxes.) Life of Fund	Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Nasdaq Victory US Small Cap 500 Long/Cash Volatility Weighted Index (reflects no deduction for fees, expenses or taxes.) Life of Fund
Total	28.50%	9.16%	7.06%	[1]	28.13%	8.81%	6.73%	[1]	17.05%	7.15%	5.51%	[1]	19.96%	13.26%	10.75%	29.17%	9.61%	7.52%

[1]	Inception date is August 1, 2014.